Schedule of other current liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Corporation taxes payable
Withholding tax payable	454,883	81,324
Other current liabilities	(311,810)	4,393
Total other current liabilities	$ 143,073	$ 85,717